Accounts Receivable (Tables)	6 Months Ended
Sep. 30, 2022
Receivables [Abstract]
Schedule of accounts receivable
	As of September 30,	As of March 31,
	2022	2022
Accounts receivable, gross	$25,168,865	$27,911,421
Less: allowance for doubtful accounts	(414,446)	(463,514)
Accounts receivable	$24,754,419	$27,447,907